UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2010
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
         -------------------------------------------------
Address: 190 South LaSalle St. STE 2160
         -------------------------------------------------
         Chicago, IL 60603
         -------------------------------------------------

Form 13F File Number: 28-13768
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
         -------------------------------------------------
Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                05/10/2010
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  61
                                         ---------------
Form 13F Information Table Value Total:  $85,083
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
03/31/2010
13F Report

                             13F INFORMATION TABLE

                                                              VALUE                   INVESTMENT     VOTING AUTHORITY
ISSUER                         TITLE OF CLASS  CUSIP         (x1000)       SHARES     DISCRETION   Sole    Shared   None
-------------------------------------------------------------------------------------------------------------------------
A T & T Inc new                COMMON STOCK   00206r102   1303.65384        50451        Sole      49,301            1150
Abbott Labs                    COMMON STOCK   002824100    341.31372         6479        Sole       6,479
Aeropostale Inc                COMMON STOCK   007865108    1046.6299      36303.5        Sole      35,629             675
Apache Corp                    COMMON STOCK   037411105     1698.704        16736        Sole      16,461             275
Apollo Investment Corporation  COMMON STOCK   03761u106    2486.0417       195290        Sole     192,690            2600
Archer Daniels Midland         COMMON STOCK   039483102     1008.032        34880        Sole      34,430             450
Barrick Gold Corp              COMMON STOCK   067901108   2734.44714        71321        Sole      69,396            1925
BP Amoco PLC Spons ADR         COMMON STOCK   055622104   2226.81433        39019        Sole      38,319             700
Chevron Corp                   COMMON STOCK   166764100     645.3133         8510        Sole       8,510
Cimarex Energy Co              COMMON STOCK   171798101    1599.6972        26940        Sole      26,590             350
Cisco Systems                  COMMON STOCK   17275R102    499.64585        19195        Sole      18,945             250
Covidien Ltd                   COMMON STOCK   G2554F105     919.3698        18285        Sole      17,883             402
CVS/Caremark Corp              COMMON STOCK   126650100    242.35624         6629        Sole       6,629
Diageo PLC New Spons ADR       COMMON STOCK   25243q205    1838.5521        27258        Sole      26,558             700
Disney                         COMMON STOCK   254687106   1403.20745        40195        Sole      39,245             950
Dun & Bradstreet               COMMON STOCK   26483E100     478.8927         6435        Sole       6,335             100
Eog Resources Inc              COMMON STOCK   26875p101    1385.7354        14910        Sole      14,700             210
Equity Residential             COMMON STOCK   29476L107    414.79425        10595        Sole      10,495             100
Exxon Mobil Corp               COMMON STOCK   30231G102   1636.45536        24432        Sole      23,792             640
FPL Group                      COMMON STOCK   302571104   1557.82089        32233        Sole      31,683             550
Fushi Copperweld, Inc.         COMMON STOCK   36113E107     357.5253        31865        Sole      31,390             475
General Electric Co            COMMON STOCK   369604103    2119.4446       116453        Sole     113,328            3125
Google Inc CL A                COMMON STOCK   38259P508   1104.18264         1947        Sole       1,902              45
HSBC Holdings PLC Spon ADR New COMMON STOCK   404280406    677.97875        13375        Sole      13,250             125
Humana Inc                     COMMON STOCK   444859102     774.0435        16550        Sole      16,375             175
International Business Machine COMMON STOCK   459200101     1061.397         8276        Sole       8,176             100
IShares Barclays 1-3 Yr Treas  COMMON STOCK   464287457   3668.86359        44007        Sole      42,882            1125
IShares Barclays 7-10 Yr Treas COMMON STOCK   464287440      285.505         3190        Sole       2,950             240
IShares Barclays Aggregate Bon COMMON STOCK   464287226      644.998         6190        Sole       6,190
IShares Barclays Tips Bond Ind COMMON STOCK   464287176    1670.1925        16075        Sole      15,435             640
IShares MSCI EAFE Index Fd     COMMON STOCK   464287465     724.6611        12945        Sole      12,745             200
IShares Russell 2000 Indx Fd   COMMON STOCK   464287655    810.23987        11950        Sole      11,950
IShares Tr MSCI Emerging Mkts  COMMON STOCK   464287234   7148.18825       169700        Sole     167,050            2650
J P Morgan Chase & Co          COMMON STOCK   46625H100     1502.526        33576        Sole      33,041             535
Johnson & Johnson              COMMON STOCK   478160104    1621.2632        24866        Sole      23,941             925
Layne Christensen Company      COMMON STOCK   521050104    677.23205        25355        Sole      24,490             865
MasterCard Inc                 COMMON STOCK   57636Q104       833.12         3280        Sole       3,250              30
McDonalds Corp                 COMMON STOCK   580135101   1876.36656        28123        Sole      27,648             475
Molex Incorporated             COMMON STOCK   608554101    1218.4326        58410        Sole      57,085            1325
National Fuel Gas              COMMON STOCK   636180101      291.168         5760        Sole       5,760
Novartis AG ADS                COMMON STOCK   66987v109    1531.8956        28316        Sole      27,641             675
PepsiCo Inc                    COMMON STOCK   713448108   1039.30744        15709        Sole      15,534             175
Procter & Gamble Co            COMMON STOCK   742718109    399.55005         6315        Sole       6,315
Rayonier Inc                   COMMON STOCK   754907103    474.06205        10435        Sole      10,435
Research In Motion Ltd COM     COMMON STOCK   760975102    851.76455        11515        Sole      11,115             400
Rockwell Collins               COMMON STOCK   774341101   1214.74672        19408        Sole      18,933             475
S & P Depository Receipts SPDR COMMON STOCK   78462f103      419.445         3585        Sole       3,585
Saks Inc                       COMMON STOCK   79377W108     1220.985       141975        Sole     137,175            4800
Short S&P 500 Proshares ETF    COMMON STOCK   74347R503   3792.21845        76595        Sole      74,910            1685
SPDR Gold Trust                COMMON STOCK   78463V107    7691.4342        70596        Sole      68,801            1795
St Joe Company                 COMMON STOCK   790148100   1256.11815        38829        Sole      38,289             540
Sunpower Corp Cl A             COMMON STOCK   867652109    411.53225        21925        Sole      21,275             650
Templeton Global Income Fund   COMMON STOCK   880198106    180.94088        18022        Sole      18,022
Terex Corp New                 COMMON STOCK   880779103    1493.6367        65770        Sole      64,020            1750
Teva Pharmaceutical            COMMON STOCK   881624209    1035.4582        16415        Sole      16,015             400
Time Warner Cable Inc          COMMON STOCK   88732J207    878.28225        16475        Sole      16,250             225
Tyco Electronics Ltd           COMMON STOCK   H8912P106   1354.54416        49292        Sole      48,012            1280
Vodafone Group PLC             COMMON STOCK   92857w209   1275.38334        54714        Sole      53,664            1050
Walgreen Company               COMMON STOCK   931422109    858.18842        23138        Sole      22,663             475
Wal-Mart Stores                COMMON STOCK   931142103    1351.8028        24313        Sole      23,563             750
Wells Fargo & Co               COMMON STOCK   949746101    263.83536         8478        Sole       8,478
WisdomTree China Yuan Fd       COMMON STOCK   97717W182   1553.13825        61755        Sole      60,895             860